FINANCIAL RISK FACTORS - Foreign currency sensitivity (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CAD
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 274	$ 1,384
Effect on profit before tax, reasonably possible decrease in risk component	$ (274)	(1,384)
Effect on pre-tax equity, reasonably possible decrease in risk component		$ (3,208)
GBP
FINANCIAL RISK FACTORS
Increase in rate	10.00%	10.00%
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 74	$ 77
Effect on profit before tax, reasonably possible decrease in risk component	$ (74)	$ (77)